CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands		Total	Successor	Predecessor	Common Stock	Common Stock Successor	Additional Paid-in Capital	Additional Paid-in Capital Successor	Additional Paid-in Capital Predecessor	Accumulated Deficit	Accumulated Deficit Successor	Accumulated Deficit Predecessor	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Successor	Accumulated Other Comprehensive Income (Loss) Predecessor	Common Stock Class A Predecessor	Common Stock Class C Predecessor	Preferred Stock Class A Predecessor
Balance at Dec. 31, 2009				$ (10,559)					$ 10,302			$ (19,377)			$ (1,485)			$ 1
Net loss				(25,208)								(25,208)
Class A Common Stock FMV adjustment	[1]			(5,650)					(5,650)
Dividends to shareholders				(7,583)					(7,583)
Change in cumulative foreign currency translation adjustment	[2]			17											17
Change in derivative security value	[2]			1,161											1,161
Close stockholders' deficit at merger date				47,822					2,931			44,585			307			(1)
Issuance of 5,000 shares of common stock				308,641					308,641
Transfer of 200.8 shares of common stock to mezzanine				(12,397)					(12,397)
Balance at May. 28, 2010			296,244	(47,822)				296,244	(2,931)			(44,585)			(307)			1
Net loss			(8,038)								(8,038)
Change in cumulative foreign currency translation adjustment	[2]		(1)											(1)
Change in derivative security value	[2]		(624)											(624)
Sale of 150 Holdco common shares	[3]		150					150
Balance at Dec. 31, 2010			287,731					296,394			(8,038)			(625)
Net loss		(9,779)	(9,779)								(9,779)
Change in cumulative foreign currency translation adjustment	[2]		(179)											(179)
Change in derivative security value	[2]		624											624
Sale of 150 Holdco common shares	[4]		150					150
Balance at Dec. 31, 2011		278,547	278,547					296,544			(17,817)			(180)
Net loss		(7,234)	(7,234)								(7,234)
Change in cumulative foreign currency translation adjustment	[2]		1,051											1,051
FMV adjustment to common stock with put options	[1]		(1,869)					(1,869)
Balance at Dec. 31, 2012		270,495	270,495				294,675	294,675		(25,051)	(25,051)		871	871
Net loss		(4,585)								(4,585)
Change in cumulative foreign currency translation adjustment		(80)											(80)
FMV adjustment to common stock with put options		531					531
Balance at Mar. 31, 2013		$ 266,361					$ 295,206			$ (29,636)			$ 791

[1]	Management of the Successor Company controlled 198.3 shares of common stock at December 31, 2012 and management of the Predecessor Company controlled 395.7 shares of Class A common stock at December 31, 2009. These shares contained a put feature that allowed redemption at the holder's option. These shares were classified as temporary equity and were adjusted to fair value. See Note 13, Common and Preferred Stock, for further details.
[2]	The cumulative foreign translation adjustment and change in derivative security value are net of taxes and represent the only items of other comprehensive income (loss).
[3]	In December 2010, a former member of management sold 150.0 shares of Holdco to a member of the Board of Directors.
[4]	In January 2011, the Company sold 150.0 shares of Holdco to a member of the Board of Directors.